Related party transactions other (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Disclosure of transactions between related parties [line items]
Advances to related party		$ 40,310
Non-current advances from related parties		452,723
Current advances from related parties	$ 898,489	597,341
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Advances to related party		40,310
Alexandre Mongeon]
Disclosure of transactions between related parties [line items]
Non-current advances from related parties		81,061
Current advances from related parties	141,972	60,911
Patrick Bobby
Disclosure of transactions between related parties [line items]
Non-current advances from related parties		82,534
Current advances from related parties	139,473	56,939
Robert Ghetti
Disclosure of transactions between related parties [line items]
Non-current advances from related parties		45,215
Current advances from related parties	64,750	19,535
Immobilier R. Ghetti Inc.
Disclosure of transactions between related parties [line items]
Non-current advances from related parties		1,487
Current advances from related parties	16,487	15,000
Socit de Placement Robert Ghetti Inc.
Disclosure of transactions between related parties [line items]
Non-current advances from related parties		242,426
Current advances from related parties	279,376	36,950
9335-1427 Quebec Inc
Disclosure of transactions between related parties [line items]
Current advances from related parties	104,931	104,931
Gestion Toyma Inc.
Disclosure of transactions between related parties [line items]
Current advances from related parties	$ 151,500	151,500
Entreprises Claude Beaulac Inc
Disclosure of transactions between related parties [line items]
Current advances from related parties		$ 151,575